Management remuneration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Short-term benefits	R$ 24,530	R$ 35,717	R$ 31,494
Other long-term benefits			1,052
Share-based payments remuneration	9,542	33,926	15,176
Total compensation	R$ 34,072	R$ 69,643	R$ 47,722